Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000248247 | 1
Holdings [Line Items]
Percent of Total Investments	10.44%
C000248247 | 4
Holdings [Line Items]
Percent of Total Investments	11.43%
C000248247 | 8
Holdings [Line Items]
Percent of Total Investments	33.51%
C000248247 |
Holdings [Line Items]
Percent of Total Investments	37.42%
C000248247 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	31.00%
C000248247 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	28.00%
C000248247 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000248247 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	12.00%
C000248247 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	3.00%
C000146994 | 1
Holdings [Line Items]
Percent of Total Investments	10.44%
C000146994 | 4
Holdings [Line Items]
Percent of Total Investments	11.43%
C000146994 | 8
Holdings [Line Items]
Percent of Total Investments	33.51%
C000146994 |
Holdings [Line Items]
Percent of Total Investments	37.42%
C000146994 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	31.00%
C000146994 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	28.00%
C000146994 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000146994 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	12.00%
C000146994 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	3.00%
C000146996 | 1
Holdings [Line Items]
Percent of Total Investments	10.44%
C000146996 | 4
Holdings [Line Items]
Percent of Total Investments	11.43%
C000146996 | 8
Holdings [Line Items]
Percent of Total Investments	33.51%
C000146996 |
Holdings [Line Items]
Percent of Total Investments	37.42%
C000146996 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	31.00%
C000146996 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	28.00%
C000146996 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000146996 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	12.00%
C000146996 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248242 | 1
Holdings [Line Items]
Percent of Total Investments	3.22%
C000248242 | 4
Holdings [Line Items]
Percent of Total Investments	1.19%
C000248242 |
Holdings [Line Items]
Percent of Total Investments	72.30%
C000248242 | 7
Holdings [Line Items]
Percent of Total Investments	17.80%
C000248242 | General Obligation
Holdings [Line Items]
Percent of Total Investments	49.00%
C000248242 | Revenue
Holdings [Line Items]
Percent of Total Investments	43.00%
C000248242 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	7.00%
C000248242 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032185 | 1
Holdings [Line Items]
Percent of Total Investments	3.22%
C000032185 | 4
Holdings [Line Items]
Percent of Total Investments	1.19%
C000032185 |
Holdings [Line Items]
Percent of Total Investments	72.30%
C000032185 | 7
Holdings [Line Items]
Percent of Total Investments	17.80%
C000032185 | General Obligation
Holdings [Line Items]
Percent of Total Investments	49.00%
C000032185 | Revenue
Holdings [Line Items]
Percent of Total Investments	43.00%
C000032185 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	7.00%
C000032185 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032175 | 1
Holdings [Line Items]
Percent of Total Investments	99.12%
C000032175 |
Holdings [Line Items]
Percent of Total Investments	0.84%
C000032175 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000032175 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	53.00%
C000032175 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032175 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	36.00%
C000032175 | U.S. Government Agency
Holdings [Line Items]
Percent of Total Investments	7.00%
C000080936 | 1
Holdings [Line Items]
Percent of Total Investments	3.22%
C000080936 | 4
Holdings [Line Items]
Percent of Total Investments	6.43%
C000080936 |
Holdings [Line Items]
Percent of Total Investments	53.22%
C000080936 | 5
Holdings [Line Items]
Percent of Total Investments	26.93%
C000080936 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	32.00%
C000080936 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	8.00%
C000080936 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	34.00%
C000080936 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	12.00%
C000080936 | Municipal
Holdings [Line Items]
Percent of Total Investments	3.00%
C000032186 | 1
Holdings [Line Items]
Percent of Total Investments	3.22%
C000032186 | 4
Holdings [Line Items]
Percent of Total Investments	6.43%
C000032186 |
Holdings [Line Items]
Percent of Total Investments	53.22%
C000032186 | 5
Holdings [Line Items]
Percent of Total Investments	26.93%
C000032186 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	32.00%
C000032186 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	8.00%
C000032186 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	34.00%
C000032186 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	12.00%
C000032186 | Municipal
Holdings [Line Items]
Percent of Total Investments	3.00%
C000198612 | 1
Holdings [Line Items]
Percent of Total Investments	3.22%
C000198612 | 4
Holdings [Line Items]
Percent of Total Investments	6.43%
C000198612 |
Holdings [Line Items]
Percent of Total Investments	53.22%
C000198612 | 5
Holdings [Line Items]
Percent of Total Investments	26.93%
C000198612 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	32.00%
C000198612 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	8.00%
C000198612 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	34.00%
C000198612 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	12.00%
C000198612 | Municipal
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248244 |
Holdings [Line Items]
Percent of Total Investments	47.59%
C000248244 | 5
Holdings [Line Items]
Percent of Total Investments	25.87%
C000248244 | 2
Holdings [Line Items]
Percent of Total Investments	7.43%
C000248244 | 3
Holdings [Line Items]
Percent of Total Investments	10.70%
C000248244 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	87.00%
C000248244 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248244 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	5.00%
C000248244 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248244 | Investment Company
Holdings [Line Items]
Percent of Total Investments	4.00%
C000075033 |
Holdings [Line Items]
Percent of Total Investments	47.59%
C000075033 | 5
Holdings [Line Items]
Percent of Total Investments	25.87%
C000075033 | 2
Holdings [Line Items]
Percent of Total Investments	7.43%
C000075033 | 3
Holdings [Line Items]
Percent of Total Investments	10.70%
C000075033 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	87.00%
C000075033 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000075033 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	5.00%
C000075033 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	1.00%
C000075033 | Investment Company
Holdings [Line Items]
Percent of Total Investments	4.00%
C000236137 |
Holdings [Line Items]
Percent of Total Investments	47.59%
C000236137 | 5
Holdings [Line Items]
Percent of Total Investments	25.87%
C000236137 | 2
Holdings [Line Items]
Percent of Total Investments	7.43%
C000236137 | 3
Holdings [Line Items]
Percent of Total Investments	10.70%
C000236137 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	87.00%
C000236137 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236137 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	5.00%
C000236137 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236137 | Investment Company
Holdings [Line Items]
Percent of Total Investments	4.00%
C000080937 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	20.00%
C000080937 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	77.00%
C000080937 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000032187 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	20.00%
C000032187 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	77.00%
C000032187 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000115587 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	20.00%
C000115587 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	77.00%
C000115587 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000131551 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	83.00%
C000131551 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	2.00%
C000131551 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	1.00%
C000131551 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	1.00%
C000131551 | Investment Company
Holdings [Line Items]
Percent of Total Investments	13.00%
C000136209 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	83.00%
C000136209 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	2.00%
C000136209 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	1.00%
C000136209 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	1.00%
C000136209 | Investment Company
Holdings [Line Items]
Percent of Total Investments	13.00%
C000110231 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	0.00%
C000110231 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000110231 | Common Stock
Holdings [Line Items]
Percent of Total Investments	85.00%
C000110231 | Real Estate Investment Trust
Holdings [Line Items]
Percent of Total Investments	6.00%
C000110231 | Master Limited Partnership
Holdings [Line Items]
Percent of Total Investments	4.00%
C000032191 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	0.00%
C000032191 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000032191 | Common Stock
Holdings [Line Items]
Percent of Total Investments	85.00%
C000032191 | Real Estate Investment Trust
Holdings [Line Items]
Percent of Total Investments	6.00%
C000032191 | Master Limited Partnership
Holdings [Line Items]
Percent of Total Investments	4.00%
C000146917 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	0.00%
C000146917 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000146917 | Common Stock
Holdings [Line Items]
Percent of Total Investments	85.00%
C000146917 | Real Estate Investment Trust
Holdings [Line Items]
Percent of Total Investments	6.00%
C000146917 | Master Limited Partnership
Holdings [Line Items]
Percent of Total Investments	4.00%
C000248245 | 4
Holdings [Line Items]
Percent of Total Investments	28.28%
C000248245 |
Holdings [Line Items]
Percent of Total Investments	9.12%
C000248245 | 7
Holdings [Line Items]
Percent of Total Investments	60.13%
C000248245 | 2
Holdings [Line Items]
Percent of Total Investments	1.41%
C000248245 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	6.00%
C000248245 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248245 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248245 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	82.00%
C000248245 | Investment Company
Holdings [Line Items]
Percent of Total Investments	8.00%
C000131550 | 4
Holdings [Line Items]
Percent of Total Investments	28.28%
C000131550 |
Holdings [Line Items]
Percent of Total Investments	9.12%
C000131550 | 7
Holdings [Line Items]
Percent of Total Investments	60.13%
C000131550 | 2
Holdings [Line Items]
Percent of Total Investments	1.41%
C000131550 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	6.00%
C000131550 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000131550 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000131550 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	82.00%
C000131550 | Investment Company
Holdings [Line Items]
Percent of Total Investments	8.00%
C000136207 | 4
Holdings [Line Items]
Percent of Total Investments	28.28%
C000136207 |
Holdings [Line Items]
Percent of Total Investments	9.12%
C000136207 | 7
Holdings [Line Items]
Percent of Total Investments	60.13%
C000136207 | 2
Holdings [Line Items]
Percent of Total Investments	1.41%
C000136207 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	6.00%
C000136207 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000136207 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000136207 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	82.00%
C000136207 | Investment Company
Holdings [Line Items]
Percent of Total Investments	8.00%
C000032188 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	36.00%
C000032188 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	10.00%
C000032188 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000032188 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	28.00%
C000032188 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228771 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	36.00%
C000228771 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	10.00%
C000228771 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000228771 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	28.00%
C000228771 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000032189 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	38.00%
C000032189 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	19.00%
C000032189 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	12.00%
C000032189 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	10.00%
C000032189 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	14.00%
C000032190 |
Holdings [Line Items]
Percent of Total Investments	91.69%
C000032190 | 5
Holdings [Line Items]
Percent of Total Investments	1.74%
C000032190 | 2
Holdings [Line Items]
Percent of Total Investments	2.35%
C000032190 | 3
Holdings [Line Items]
Percent of Total Investments	1.81%
C000032190 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	98.00%
C000032190 | Investment Company
Holdings [Line Items]
Percent of Total Investments	2.00%
C000248243 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000248243 | Freedom Mortgage Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.88%
C000248243 | TransDigm Inc.
Holdings [Line Items]
Percent of Total Investments	0.87%
C000248243 | Icahn Enterprises LP/Icahn Enterprises Finance Corp.
Holdings [Line Items]
Percent of Total Investments	0.86%
C000248243 | Venture Global LNG Inc.
Holdings [Line Items]
Percent of Total Investments	0.84%
C000248243 | Wildfire Intermediate Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.77%
C000248243 | MPT Operating Partnership LP/MPT Finance Corp.
Holdings [Line Items]
Percent of Total Investments	0.76%
C000248243 | Moss Creek Resources Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	0.73%
C000248243 | Organon & Co./Organon Foreign Debt Co.-Issuer BV
Holdings [Line Items]
Percent of Total Investments	0.72%
C000248243 | 1011778 BC ULC/New Red Finance Inc.
Holdings [Line Items]
Percent of Total Investments	0.69%
C000248243 | BBB
Holdings [Line Items]
Percent of Total Investments	1.53%
C000248243 | BB
Holdings [Line Items]
Percent of Total Investments	29.54%
C000248243 | B
Holdings [Line Items]
Percent of Total Investments	49.21%
C000248243 | Below B
Holdings [Line Items]
Percent of Total Investments	8.00%
C000248243 | Unrated
Holdings [Line Items]
Percent of Total Investments	11.27%
C000248243 | Other Bond
Holdings [Line Items]
Percent of Total Investments	(1.64%)
C000248243 | 1
Holdings [Line Items]
Percent of Total Investments	3.37%
C000248243 | 5
Holdings [Line Items]
Percent of Total Investments	64.07%
C000248243 | 3
Holdings [Line Items]
Percent of Total Investments	16.34%
C000248243 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	13.77%
C000248243 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	81.00%
C000248243 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248243 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	7.00%
C000248243 | Investment Company
Holdings [Line Items]
Percent of Total Investments	9.00%
C000248243 | Common Stock
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032192 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000032192 | Freedom Mortgage Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.88%
C000032192 | TransDigm Inc.
Holdings [Line Items]
Percent of Total Investments	0.87%
C000032192 | Icahn Enterprises LP/Icahn Enterprises Finance Corp.
Holdings [Line Items]
Percent of Total Investments	0.86%
C000032192 | Venture Global LNG Inc.
Holdings [Line Items]
Percent of Total Investments	0.84%
C000032192 | Wildfire Intermediate Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.77%
C000032192 | MPT Operating Partnership LP/MPT Finance Corp.
Holdings [Line Items]
Percent of Total Investments	0.76%
C000032192 | Moss Creek Resources Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	0.73%
C000032192 | Organon & Co./Organon Foreign Debt Co.-Issuer BV
Holdings [Line Items]
Percent of Total Investments	0.72%
C000032192 | 1011778 BC ULC/New Red Finance Inc.
Holdings [Line Items]
Percent of Total Investments	0.69%
C000032192 | BBB
Holdings [Line Items]
Percent of Total Investments	1.53%
C000032192 | BB
Holdings [Line Items]
Percent of Total Investments	29.54%
C000032192 | B
Holdings [Line Items]
Percent of Total Investments	49.21%
C000032192 | Below B
Holdings [Line Items]
Percent of Total Investments	8.00%
C000032192 | Unrated
Holdings [Line Items]
Percent of Total Investments	11.27%
C000032192 | Other Bond
Holdings [Line Items]
Percent of Total Investments	(1.64%)
C000032192 | 1
Holdings [Line Items]
Percent of Total Investments	3.37%
C000032192 | 5
Holdings [Line Items]
Percent of Total Investments	64.07%
C000032192 | 3
Holdings [Line Items]
Percent of Total Investments	16.34%
C000032192 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	13.77%
C000032192 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	81.00%
C000032192 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032192 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	7.00%
C000032192 | Investment Company
Holdings [Line Items]
Percent of Total Investments	9.00%
C000032192 | Common Stock
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236136 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000236136 | Freedom Mortgage Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.88%
C000236136 | TransDigm Inc.
Holdings [Line Items]
Percent of Total Investments	0.87%
C000236136 | Icahn Enterprises LP/Icahn Enterprises Finance Corp.
Holdings [Line Items]
Percent of Total Investments	0.86%
C000236136 | Venture Global LNG Inc.
Holdings [Line Items]
Percent of Total Investments	0.84%
C000236136 | Wildfire Intermediate Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.77%
C000236136 | MPT Operating Partnership LP/MPT Finance Corp.
Holdings [Line Items]
Percent of Total Investments	0.76%
C000236136 | Moss Creek Resources Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	0.73%
C000236136 | Organon & Co./Organon Foreign Debt Co.-Issuer BV
Holdings [Line Items]
Percent of Total Investments	0.72%
C000236136 | 1011778 BC ULC/New Red Finance Inc.
Holdings [Line Items]
Percent of Total Investments	0.69%
C000236136 | BBB
Holdings [Line Items]
Percent of Total Investments	1.53%
C000236136 | BB
Holdings [Line Items]
Percent of Total Investments	29.54%
C000236136 | B
Holdings [Line Items]
Percent of Total Investments	49.21%
C000236136 | Below B
Holdings [Line Items]
Percent of Total Investments	8.00%
C000236136 | Unrated
Holdings [Line Items]
Percent of Total Investments	11.27%
C000236136 | Other Bond
Holdings [Line Items]
Percent of Total Investments	(1.64%)
C000236136 | 1
Holdings [Line Items]
Percent of Total Investments	3.37%
C000236136 | 5
Holdings [Line Items]
Percent of Total Investments	64.07%
C000236136 | 3
Holdings [Line Items]
Percent of Total Investments	16.34%
C000236136 | Over 10 Years
Holdings [Line Items]
Percent of Total Investments	13.77%
C000236136 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	81.00%
C000236136 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236136 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	7.00%
C000236136 | Investment Company
Holdings [Line Items]
Percent of Total Investments	9.00%
C000236136 | Common Stock
Holdings [Line Items]
Percent of Total Investments	1.00%
C000246929 |
Holdings [Line Items]
Percent of Total Investments	16.83%
C000246929 | 7
Holdings [Line Items]
Percent of Total Investments	11.70%
C000246929 | 2
Holdings [Line Items]
Percent of Total Investments	43.26%
C000246929 | 3
Holdings [Line Items]
Percent of Total Investments	26.24%
C000246929 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000246929 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	30.00%
C000246929 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	11.00%
C000246929 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000246929 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	7.00%
C000032176 |
Holdings [Line Items]
Percent of Total Investments	16.83%
C000032176 | 7
Holdings [Line Items]
Percent of Total Investments	11.70%
C000032176 | 2
Holdings [Line Items]
Percent of Total Investments	43.26%
C000032176 | 3
Holdings [Line Items]
Percent of Total Investments	26.24%
C000032176 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000032176 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	30.00%
C000032176 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	11.00%
C000032176 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000032176 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	7.00%
C000228770 |
Holdings [Line Items]
Percent of Total Investments	16.83%
C000228770 | 7
Holdings [Line Items]
Percent of Total Investments	11.70%
C000228770 | 2
Holdings [Line Items]
Percent of Total Investments	43.26%
C000228770 | 3
Holdings [Line Items]
Percent of Total Investments	26.24%
C000228770 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000228770 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	30.00%
C000228770 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	11.00%
C000228770 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000228770 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	7.00%
C000248241 |
Holdings [Line Items]
Percent of Total Investments	21.62%
C000248241 | 5
Holdings [Line Items]
Percent of Total Investments	10.55%
C000248241 | 2
Holdings [Line Items]
Percent of Total Investments	40.21%
C000248241 | 3
Holdings [Line Items]
Percent of Total Investments	26.76%
C000248241 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	30.00%
C000248241 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000248241 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	12.00%
C000248241 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	33.00%
C000248241 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	2.00%
C000032180 |
Holdings [Line Items]
Percent of Total Investments	21.62%
C000032180 | 5
Holdings [Line Items]
Percent of Total Investments	10.55%
C000032180 | 2
Holdings [Line Items]
Percent of Total Investments	40.21%
C000032180 | 3
Holdings [Line Items]
Percent of Total Investments	26.76%
C000032180 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	30.00%
C000032180 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000032180 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	12.00%
C000032180 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	33.00%
C000032180 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	2.00%
C000236135 |
Holdings [Line Items]
Percent of Total Investments	21.62%
C000236135 | 5
Holdings [Line Items]
Percent of Total Investments	10.55%
C000236135 | 2
Holdings [Line Items]
Percent of Total Investments	40.21%
C000236135 | 3
Holdings [Line Items]
Percent of Total Investments	26.76%
C000236135 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	30.00%
C000236135 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000236135 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	12.00%
C000236135 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	33.00%
C000236135 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	2.00%
C000069457 | 1
Holdings [Line Items]
Percent of Total Investments	9.71%
C000069457 | 4
Holdings [Line Items]
Percent of Total Investments	9.54%
C000069457 |
Holdings [Line Items]
Percent of Total Investments	32.98%
C000069457 | 5
Holdings [Line Items]
Percent of Total Investments	41.21%
C000069457 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000069457 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	24.00%
C000069457 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	22.00%
C000069457 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	10.00%
C000069457 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	5.00%
C000172680 | 1
Holdings [Line Items]
Percent of Total Investments	9.71%
C000172680 | 4
Holdings [Line Items]
Percent of Total Investments	9.54%
C000172680 |
Holdings [Line Items]
Percent of Total Investments	32.98%
C000172680 | 5
Holdings [Line Items]
Percent of Total Investments	41.21%
C000172680 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000172680 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	24.00%
C000172680 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	22.00%
C000172680 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	10.00%
C000172680 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	5.00%
C000077412 | 1
Holdings [Line Items]
Percent of Total Investments	9.71%
C000077412 | 4
Holdings [Line Items]
Percent of Total Investments	9.54%
C000077412 |
Holdings [Line Items]
Percent of Total Investments	32.98%
C000077412 | 5
Holdings [Line Items]
Percent of Total Investments	41.21%
C000077412 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000077412 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	24.00%
C000077412 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	22.00%
C000077412 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	10.00%
C000077412 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	5.00%
C000065580 | 1
Holdings [Line Items]
Percent of Total Investments	9.71%
C000065580 | 4
Holdings [Line Items]
Percent of Total Investments	9.54%
C000065580 |
Holdings [Line Items]
Percent of Total Investments	32.98%
C000065580 | 5
Holdings [Line Items]
Percent of Total Investments	41.21%
C000065580 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000065580 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	24.00%
C000065580 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	22.00%
C000065580 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	10.00%
C000065580 | Bank Loans
Holdings [Line Items]
Percent of Total Investments	5.00%
C000248246 | 4
Holdings [Line Items]
Percent of Total Investments	9.60%
C000248246 | 8
Holdings [Line Items]
Percent of Total Investments	35.14%
C000248246 |
Holdings [Line Items]
Percent of Total Investments	33.41%
C000248246 | 2
Holdings [Line Items]
Percent of Total Investments	7.66%
C000248246 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	36.00%
C000248246 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	13.00%
C000248246 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	21.00%
C000248246 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	4.00%
C000248246 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000140807 | 4
Holdings [Line Items]
Percent of Total Investments	9.60%
C000140807 | 8
Holdings [Line Items]
Percent of Total Investments	35.14%
C000140807 |
Holdings [Line Items]
Percent of Total Investments	33.41%
C000140807 | 2
Holdings [Line Items]
Percent of Total Investments	7.66%
C000140807 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	36.00%
C000140807 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	13.00%
C000140807 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	21.00%
C000140807 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	4.00%
C000140807 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000140808 | 4
Holdings [Line Items]
Percent of Total Investments	9.60%
C000140808 | 8
Holdings [Line Items]
Percent of Total Investments	35.14%
C000140808 |
Holdings [Line Items]
Percent of Total Investments	33.41%
C000140808 | 2
Holdings [Line Items]
Percent of Total Investments	7.66%
C000140808 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	36.00%
C000140808 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	13.00%
C000140808 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	21.00%
C000140808 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	4.00%
C000140808 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000032183 |
Holdings [Line Items]
Percent of Total Investments	30.12%
C000032183 | 2
Holdings [Line Items]
Percent of Total Investments	18.39%
C000032183 | 3
Holdings [Line Items]
Percent of Total Investments	45.74%
C000032183 | 9
Holdings [Line Items]
Percent of Total Investments	5.75%
C000032183 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032183 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	42.00%
C000032183 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	53.00%
C000032183 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000032183 | U.S. Government Agency
Holdings [Line Items]
Percent of Total Investments	1.00%